Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Acquired Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December, 31
	2016				2017
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Commodities trading right	$908,174	-	$(619,865)	$288,309	$291,817	-	$(291,817)	-

Customer relationship	1,108,548	(617,264)	(491,284)	-	-	-	-	-
PIBA license	112,183	(3,739)	-	108,444	111,296	(14,839)	-	96,457
	$2,128,905	$(621,003)	$(1,111,149)	$396,753	$403,113	$(14,839)	$(291,817)	$96,457